Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 44.8	$ (28.2)	$ (114.8)
Benefit plan adjustments:
Benefit plan experience gains (losses)	12.6	4.4	(134.3)
Benefit plan prior service costs	(1.6)	(3.6)	(2.9)
Deferred profit sharing	(0.3)	0.0	0.3
Total benefit plan adjustments	10.7	0.8	(136.9)
Foreign currency translation adjustments	(26.3)	(104.1)	(87.0)
Unrealized net losses on available-for-sale securities	(0.1)	(0.5)	(0.4)
Gains (loss) on cash flow hedges	0.8	(0.3)	(0.2)
Other comprehensive loss before tax	(14.9)	(104.1)	(224.5)
Provision (benefit) for income taxes	0.9	(0.7)	(43.0)
Other comprehensive loss	(15.8)	(103.4)	(181.5)
Comprehensive income (loss)	29.0	(131.6)	(296.3)
Less comprehensive income (loss) attributable to noncontrolling interests	9.6	(20.1)	(37.7)
Comprehensive income (loss) attributable to Brink’s	$ 19.4	$ (111.5)	$ (258.6)